INVESTMENT MANAGERS SERIES TRUST III

235 West Galena Street

Milwaukee, Wisconsin 53212

August 19, 2024

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust III (the “Registrant”) (File Nos. 333-79858 and 811-08544) on behalf of the Manteio Managed Futures Strategy Fund and Manteio Multialternative Strategy Fund

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for the purpose of creating two new series of the Trust, the Manteio Managed Futures Strategy Fund and Manteio Multialternative Strategy Fund.

Please contact me at (626) 385-5777 with your questions or comments regarding this Registration Statement. I may also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake
Diane Drake
Secretary